Initial Public Offering (Details)		4 Months Ended	9 Months Ended
	Jan. 26, 2021 $ / shares shares	Dec. 31, 2020 £ / shares shares	Sep. 30, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 £ / shares
Initial Public Offering (Details) [Line Items]
Common Stock Par value | £ / shares		£ 0.01
Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Warrants, exercise price | (per share)				$ 0.20	£ 0.15
CIK 0001822888 Virtuoso Acquisition Corp [Member]
Initial Public Offering (Details) [Line Items]
Warrant redemption description			Once the warrants become exercisable, the Company may call the warrants for redemption for cash: • in whole and not in part; • at a price of $0.01 per warrant; • upon not less than 30 days' prior written notice of redemption to each warrant holder (the "30-day redemption period"); and • if, and only if, the closing price of the common stock equals or exceeds $18.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period commencing once the warrants become exercisable and ending three business days before the Company sends to the notice of redemption to the warrant holders.
Public warrant description			Each whole Public Warrant entitles the holder to purchase one share of Class A Common Stock at a price of $11.50 per share.
Warrants description			Each whole warrant entitles the holder to purchase one share of the Company’s Class A common stock at a price of $11.50 per share, subject to adjustment as discussed herein. In addition, if (x) the Company issues additional shares of Class A common stock or equity-linked securities for capital raising purposes in connection with the closing of its initial business combination at an issue price or effective issue price of less than $9.20 per share of Class A common stock (with such issue price or effective issue price to be determined in good faith by the Company’s board of directors and, in the case of any such issuance to the Company’s Sponsor or its affiliates, without taking into account any founder shares held by the Company’s Sponsor or its affiliates, as applicable, prior to such issuance) (the “Newly Issued Price”), (y) the aggregate gross proceeds from such issuances represent more than 60% of the total equity proceeds, and interest thereon, available for the funding of the initial business combination on the date of the consummation of the initial business combination (net of redemptions), and (z) the volume weighted average trading price of the Company’s common stock during the 20 trading day period starting on the trading day prior to the day on which the Company consummates the initial business combination (such price, the “Market Value”) is below $9.20 per share, the exercise price of the warrants will be adjusted (to the nearest cent) to be equal to 115% of the higher of the Market Value and the Newly Issued Price, and the $18.00 per share redemption trigger price described below under “Redemption of warrants” will be adjusted (to the nearest cent) to be equal to 180% of the higher of the Market Value and the Newly Issued Price. The warrants will become exercisable on the later of 12 months from the closing of this offering or 30 days after the completion of its initial business combination, and will expire five years after the completion of the Company’s initial business combination, at 5:00 p.m., New York City time, or earlier upon redemption or liquidation.
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Initial Public Offering
Initial Public Offering (Details) [Line Items]
Sale of share units (in Shares)	23,000,000	20,000,000	23,000,000
Sale of stock, price per share (in Dollars per share) | $ / shares	$ 10.00		$ 10.00	$ 10.00
Number Of Shares Issued Per Unit		1
Number Of Warrants Issued Per Unit		0.5
Number of shares issuable per warrant		1		1
Warrants, exercise price | $ / shares				$ 11.50
CIK 0001822888 Virtuoso Acquisition Corp [Member] | Class A Common Stock [Member]
Initial Public Offering (Details) [Line Items]
Common Stock Par value | $ / shares			$ 0.0001	$ 0.0001